INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

The Company and its subsidiaries file income tax returns in the U.S. federal, various state and local, and certain foreign jurisdictions. As of March 31, 2022, the Company’s tax years subsequent to 2016 are subject to examination by tax authorities with few exceptions. During the three months ended March 31, 2022, one of the Company’s Canadian subsidiaries concluded an examination of its tax filings for the period June 1, 2016 through December 31, 2017 that resulted in no changes to the filings or the amount of tax due. The 2018 and 2019 tax returns of a separate Canadian subsidiary were selected for examination by the Canadian Revenue Agency.

In assessing the realizability of deferred tax assets, the Company performs a quarterly evaluation of whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. During the course of this evaluation, the Company considers all available positive and negative evidence and if, based upon the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. Based on the Company’s evaluation, a valuation allowance of $1,890 has been recorded as of March 31, 2022.

The Company’s effective tax rate for the three months ended March 31, 2022 and 2021 was 37.2% and 32.5%, respectively. The increase in the effective tax rate period over period primarily relates to nondeductible executive compensation.

14. INCOME TAXES

Consolidated income from continuing operations before income taxes consists of the following:

	Year ended December 31,
	2021	2020
U.S. operations	$18,243	$23,776
Foreign operations	949	4,099
Income before benefit for income taxes	$19,192	$27,875

The benefit for income taxes is detailed below:

	Year ended December 31,
	2021	2020
Current tax provision:
Federal	$—	$—
State	(907)	(188)
Foreign	(852)	(1,482)
Total current provision	(1,759)	(1,670)
Deferred tax (provision) benefit:
Federal	(4,704)	10,233
State	(897)	1,949
Foreign	829	66
Total deferred (provision) benefit	(4,772)	12,248
Total income tax (provision) benefit	$(6,531)	$10,578

14. INCOME TAXES (Continued)

The following is a reconciliation of the statutory federal income tax rate to the effective rate reported in the Company’s consolidated financial statements:

	Year ended December 31,
	2021	2020
Federal statutory rate	21.0%	21.0%
Increase (decrease) in income taxes resulting from:
State income taxes, net of federal income taxes	8.4	7.7
Change in valuation allowance	0.8	(71.1)
Current year tax credits	(4.7)	(2.3)
Difference between foreign and federal tax rate	2.8	2.0
Permanent items	5.2	2.8
Reserve for uncertain tax positions	—	1.3
Other	0.5	0.7
Effective tax rate	34.0%	(37.9)%

Deferred taxes have not been recognized for the excess financial reporting basis over the tax basis of investments of foreign subsidiaries. It is the Company’s intent to permanently reinvest the earnings of those foreign subsidiaries in those jurisdictions. It is not practical to determine the amount of any unrecognized deferred tax liability on this item.

Deferred income tax assets and liabilities are determined based on the difference between the financial reporting carrying amounts and tax bases of existing assets and liabilities and operating loss and tax credit carryforwards. The tax effects of temporary differences giving rise to significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss and other carry forwards	$12,477	$15,531
Accrued liabilities	3,831	4,201
Reserves and other	2,265	3,587
263A uniform capitalization costs	657	1,067
Other deferred tax assets	1,911	2,122
Total deferred tax assets	21,141	26,508
Valuation allowance	(1,890)	(1,729)
Net deferred tax assets	19,251	24,779
Deferred tax liabilities:
Intangibles	(2,624)	(3,626)
Depreciation	(3,403)	(3,667)
Goodwill	(6,594)	(6,182)
Other	(868)	(489)
Total deferred tax liabilities	(13,489)	(13,964)
Total deferred income taxes	$5,762	$10,815

14. INCOME TAXES (Continued)

In assessing the realizability of deferred income tax assets, the Company performs an evaluation of whether it is more likely than not that some portion, or all, of its deferred income tax assets will not be realized. During the course of this evaluation, the Company considers all available positive and negative evidence and if, based upon the weight of available evidence, it is more likely than not the deferred tax assets will not be realized, a valuation allowance is recorded. Based on its current evaluation, the Company determined it was appropriate to increase its valuation allowance by $161 for the year ended December 31, 2021.

As of December 31, 2021, the Company had net operating loss carryforwards that expire in varying amounts beginning in 2022 through 2038 and tax credit carryforwards that expire in varying amounts beginning in 2032 through 2042.

The total amount of unrecognized benefits on uncertain tax positions that, if recognized, would affect the Company’s effective tax rate was $2,090. A reconciliation of the change in the unrecognized income tax benefit for the year ended December 31, 2021 is as follows:

	Year ended December 31,
	2021	2020
Beginning unrecognized tax benefits	$2,122	$1,754
Current period unrecognized tax benefits	(32)	368
Ending unrecognized tax benefits	$2,090	$2,122

The Company recognizes interest expense and penalties related to unrecognized tax benefits as income tax expense. No amounts representing penalties and interest were recorded as income tax expense during the years ended December 31, 2021 and 2020. The Company had no interest or penalties accrued in the consolidated balance sheets as of December 31, 2021 and 2020.

The Company and its subsidiaries file income tax returns in the U.S. federal, various state and local, and certain foreign jurisdictions. As of December 31, 2021, the Company’s tax years subsequent to 2016 are subject to examination by tax authorities with few exceptions. One of the Company’s Canadian subsidiaries is currently undergoing an examination of its tax filings for the period June 1, 2016 through December 31, 2017. In January 2022, the Company received notification that the Canadian tax authority has completed its examination and proposed no changes to the tax filings.